Feb. 06, 2024
Opportunistic Trader ETF
Opportunistic Trader ETF
Investment Objective
The Opportunistic Trader ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that is focused on total return by investing in a portfolio of securities of individual companies and index ETFs.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.99%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.99%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$101	3 Years:	$315

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies
The Fund is an actively managed ETF that seeks to generate investor return by investing in a portfolio of securities of individual companies and exchange-traded index funds, which may include ETFs as well as other types of exchange-traded products (collectively, “ETFs”). The Fund also anticipates investing in derivatives, including primarily options and futures, that provide exposure to such companies and index ETFs. Additionally, the Fund may invest in U.S. Treasuries and other fixed income securities issued by a U.S. government-sponsored enterprise or other U.S. federal government agency. OT Advisors, LLC (the “Adviser”), the Fund’s investment adviser, seeks to generate return by taking advantage of short-term opportunities, including macro volatility events, during which the market prices of companies in particular sectors or particular asset classes may fluctuate significantly compared to historical norms, other assets, and/or underlying fundamentals. The Adviser uses a top-down approach, taking into consideration broad economic trends and geopolitical events, to seek to identify such opportunities.
Generally, the Fund will invest in or obtain exposure to (i) companies with market capitalizations of at least $100 billion that have a class of shares listed and principally traded on a U.S. national securities exchange, and (ii) ETFs listed and principally traded on a U.S. national securities exchange that seek to track an index the constituents of which have market capitalizations of at least $1 billion. In addition, the Fund also may invest up to 25% of its net assets in other securities, including interests in public companies and ETFs that have smaller market capitalizations.
While the Fund’s exposure to various market sectors is expected to change over time, as of February 7, 2024, the Fund expects to have significant exposure to companies in the Information Technology Sector, as classified by the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.
Upon the identification of an investment opportunity, the Fund generally will acquire exposure to the relevant company or ETF through the direct investment in the specific security and/or the use of derivatives, including options and futures. When investing directly, the Adviser may implement overlay strategies such as covered calls (i.e., selling a call on a security the Fund owns) to generate incremental returns. The Fund expects to hold most investments for a week or less and almost all positions are expected to be held for less than a month. The Fund will exit positions it holds in any of the following three scenarios: (i) once the Fund has achieved the targeted return, (ii) if the investment-related purpose of a holding was not realized within the planned hold horizon, or (iii) when the Fund has identified better investment opportunities.

Principal Investment Risks
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.ot-advisors.com.